Stockholders' Equity (Details) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 10, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) director $ / shares shares	Jun. 30, 2023 USD ($) director $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)
Stockholders' Equity
Dividend declared (in US$ per share) | $ / shares		$ 0.80	$ 0.80	$ 0.75	$ 0.75	$ 0.80	$ 0.75
Dividends, common stock in cash						$ 31,000	$ 30,400
Common shares issued | shares						11	20
Shares repurchase program authorized amount	$ 200,000									$ 100,000
Stock repurchase program authorized repurchase additional amount	$ 100,000
Value of shares repurchased		$ 1,091	$ 4,132	$ 33,766	$ 2,196
Total shares repurchased | shares		1,671,059				1,671,059
Amount of total shares repurchased		$ 104,400				$ 104,400
Maximum number of shares that may be granted | shares		1,000,000				1,000,000
Number of directors who elected to receive their compensation in shares | director						0	0
Open Market Purchases
Stockholders' Equity
Shares repurchased | shares						73,064		1,131,040	466,955
Value of shares repurchased						$ 5,200		$ 70,600	$ 28,600
Maximum
Stockholders' Equity
Shares repurchase program authorized amount										$ 100,000
Restricted stock
Stockholders' Equity
Shares issued and outstanding | shares		0				0
Manager
Stockholders' Equity
Shares granted | shares	100,000
Trading price of share used to calculate fair value shares granted (in dollars per share) | $ / shares	$ 63.40
Expenses representing fair value of the stock granted recognized expenses						$ 3,200
Amount expected to be recognized as expenses in 2024 and 2025		$ 6,300				$ 6,300
Manager | Vesting on december 31, 2024
Stockholders' Equity
Shares granted | shares	100,000
Manager | Vesting on december 31, 2025
Stockholders' Equity
Shares granted | shares	100,000